Related Parties - Additional Information (Detail) (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Related Party Transaction [Line Items]
Total cash services and reimbursed expenses	$ 327,452	$ 655,923	$ 2,131,217
Amount payable to TRC	28,268	84,756	28,268
Two River Consulting Llc
Related Party Transaction [Line Items]
Amount payable to TRC	55,000		55,000
Related Party Transactions Total Billed Amount For Services Rendered	273,171
Related Party Transactions Billed Amount For Services Rendered Per Month	$ 22,764